SHARE CAPITAL - COMMON SHARES (Details) $ / shares in Units, shares in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Share Capital
Common shares par value (in dollars per share) | $ / shares	$ 0
Common Shares
Balance at beginning of period (in shares) | shares	1,695	1,695
Balance at end of period (in shares) | shares	2,022	2,022	1,695
Gross proceeds	$ 21,000,000	$ 0.0	$ 1,549,000,000	$ 2,260,000,000
Issuance costs | $	$ 0		$ 0	$ 59,000,000
Common shares
Common Shares
Balance at beginning of period (in shares) | shares	1,695	1,695	943	868
Balance at beginning of period, Amount | $	$ 50,737,000,000		$ 10,492,000,000	$ 7,391,000,000
Common shares issued (in shares) | shares	0	0	33	56
Common shares issued, Amount | $	$ 0		$ 1,500,000,000	$ 2,241,000,000
Common shares issued in acquisition, amount | $	$ 12,727,000,000
Dividend Reinvestment and Share Purchase Plan (in shares) | shares	28	28	25	16
Dividend Reinvestment and Share Purchase Plan | $	$ 1,181,000,000		$ 1,226,000,000	$ 795,000,000
Shares issued on exercise of stock options (in shares) | shares	2	2	3	3
Shares issued on exercise of stock options, Amount | $	$ 32,000,000		$ 90,000,000	$ 65,000,000
Balance at end of period (in shares) | shares	2,022	2,022	1,695	943
Balance at end of period, Amount | $	$ 64,677,000,000		$ 50,737,000,000	$ 10,492,000,000
Merger Transaction | Common shares
Common Shares
Common shares issued in acquisition (in shares) | shares	0	0	691	0
Common shares issued in acquisition, amount | $	$ 0		$ 37,429,000,000	$ 0
Spectra Energy Partners, LP | Common shares
Common Shares
Common shares issued in acquisition (in shares) | shares	91	91	0	0
Common shares issued in acquisition, amount | $	$ 3,888,000,000		$ 0	$ 0
Enbridge Energy Partners, L.P. | Common shares
Common Shares
Common shares issued in acquisition (in shares) | shares	72	72	0	0
Common shares issued in acquisition, amount | $	$ 3,042,000,000		$ 0	$ 0
Enbridge Energy Management, L.L.C. (EEM) | Common shares
Common Shares
Common shares issued in acquisition (in shares) | shares	30	30	0	0
Common shares issued in acquisition, amount | $	$ 1,267,000,000		$ 0	$ 0
Enbridge Income Fund | Common shares
Common Shares
Common shares issued in acquisition (in shares) | shares	104	104	0	0
Common shares issued in acquisition, amount | $	$ 4,530,000,000		$ 0	$ 0